UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

      /s/  Seth L. Hoffman     Great Barrington, MA     October 30, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $60,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1477    74435          SOLE                    74435        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      372    16104          SOLE                    16104        0        0
AT&T INC                       COM              00206R102     1769    63369          SOLE                    63369        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2142    61196          SOLE                    61196        0        0
BARRICK GOLD CORP              COM              067901108     2918    79420          SOLE                    79420        0        0
CATERPILLAR INC DEL            COM              149123101      299     5020          SOLE                     5020        0        0
CHEVRON CORP NEW               COM              166764100      260     3154          SOLE                     3154        0        0
CITIGROUP INC                  COM              172967101     4593   223919          SOLE                   223919        0        0
COVIDIEN LTD                   COM              G2552X108      393     7308          SOLE                     7308        0        0
DNP SELECT INCOME FD           COM              23325P104     6053   646659          SOLE                   646659        0        0
EXXON MOBIL CORP               COM              30231G102      680     8755          SOLE                     8755        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      360    37570          SOLE                    37570        0        0
GOLDCORP INC NEW               COM              380956409      946    29901          SOLE                    29901        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105     3381    39555          SOLE                    39555        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1061    21854          SOLE                    21854        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      829    10805          SOLE                    10805        0        0
ISHARES TR                     DJ US REAL EST   464287739      382     6170          SOLE                     6170        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      241     4535          SOLE                     4535        0        0
ISHARES TR                     1-3 YR TRS BD    464287457      822     9841          SOLE                     9841        0        0
ISHARES TR                     US TIPS BD FD    464287176      699     6896          SOLE                     6896        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      656    11651          SOLE                    11651        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      525     8210          SOLE                     8210        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      248     5577          SOLE                     5577        0        0
ISHARES TR                     S&P500 GRW       464287309     1756    30923          SOLE                    30923        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1777    29685          SOLE                    29685        0        0
ISHARES TR                     S&P EURO PLUS    464287861      444    11134          SOLE                    11134        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1371    21083          SOLE                    21083        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      763    22322          SOLE                    22322        0        0
JOHNSON & JOHNSON              COM              478160104      225     3250          SOLE                     3250        0        0
JPMORGAN & CHASE & CO          COM              46625H100      315     6746          SOLE                     6746        0        0
NEWMONT MINING CORP            COM              651639106     1343    34656          SOLE                    34656        0        0
PFIZER INC                     COM              717081103     6127   332245          SOLE                   332245        0        0
PHILIP MORRIS INTL INC         COM              718172109     3524    73264          SOLE                    73264        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     1253     5022          SOLE                     5022        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1208    14198          SOLE                    14198        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      202     7308          SOLE                     7308        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      256     7308          SOLE                     7308        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1279    21038          SOLE                    21038        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      958    16128          SOLE                    16128        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      266     5070          SOLE                     5070        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5837   181885          SOLE                   181885        0        0